Eaton Vance

Hexavest Global Equity Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.3%

Security	Shares	Value
Australia — 2.8%
AGL Energy, Ltd.	3,198	$50,171
Australia and New Zealand Banking Group, Ltd.	6,563	125,908
BHP Group, Ltd.	2,874	76,053
Caltex Australia, Ltd.	1,435	27,517
Cimic Group, Ltd.	1,616	57,649
Commonwealth Bank of Australia	1,634	85,875
CSL, Ltd.	531	74,479
National Australia Bank, Ltd.	10,862	193,941
Newcrest Mining, Ltd.	25,691	453,837
Oil Search, Ltd.	16,295	89,239
Rio Tinto, Ltd.	1,201	80,950
Santos, Ltd.	13,205	66,825
Tabcorp Holdings, Ltd.	15,705	53,031
Telstra Corp., Ltd.	30,069	71,620
Westpac Banking Corp.	9,845	191,253
Woodside Petroleum, Ltd.	5,504	137,213

		$1,835,561

Austria — 0.1%
OMV AG	1,334	$71,555

		$71,555

Belgium — 0.3%
Proximus SA	2,477	$69,374
UCB SA	1,648	130,981

		$200,355

Canada — 4.3%
Agnico Eagle Mines, Ltd.	1,874	$77,607
Alamos Gold, Inc., Class A	11,432	53,159
B2Gold Corp.(1)	104,249	283,557
Barrick Gold Corp.	36,662	466,040
Canadian Natural Resources, Ltd.	9,471	284,335
First Quantum Minerals, Ltd.	3,364	35,531
Franco-Nevada Corp.	1,077	77,167
Hudbay Minerals, Inc.	8,126	54,105
Loblaw Cos., Ltd.	3,338	163,524
Lundin Mining Corp.	10,653	57,173
MEG Energy Corp.(1)	23,380	104,012
Metro, Inc.	2,721	98,506
Osisko Gold Royalties, Ltd.	5,915	66,846
Pan American Silver Corp.	3,081	39,159
SSR Mining, Inc.(1)	10,053	116,012
Suncor Energy, Inc.	5,408	178,342

Security	Shares	Value
Teck Resources, Ltd., Class B	13,967	$330,320
Yamana Gold, Inc.	134,417	294,373

		$2,779,768

Denmark — 0.4%
Novo Nordisk A/S, Class B	5,617	$275,202

		$275,202

France — 4.2%
AXA SA	8,334	$222,239
BNP Paribas SA	4,039	215,009
Carrefour SA	5,356	104,389
CNP Assurances	1,595	37,675
Danone SA	1,508	121,963
Engie SA	10,339	153,457
Kering	286	169,242
Klepierre SA	1,873	66,555
LVMH Moet Hennessy Louis Vuitton SE	546	214,369
Natixis SA	23,931	141,019
Orange SA	8,728	136,406
Peugeot SA	4,036	105,819
Renault SA	1,071	73,071
Sanofi	4,162	363,131
Total SA	8,097	450,118
Valeo SA	2,353	85,585
Veolia Environnement SA	2,416	57,144

		$2,717,191

Germany — 4.3%
adidas AG	248	$63,882
Allianz SE	889	214,884
BASF SE	4,216	344,198
Bayer AG	3,956	263,212
Bayerische Motoren Werke AG	1,873	159,782
Continental AG	644	106,833
Covestro AG(2)	3,034	166,711
Daimler AG	2,723	178,727
Deutsche Post AG	3,298	114,640
Deutsche Telekom AG	18,234	305,509
Fresenius Medical Care AG & Co. KGaA	1,206	101,646
MAN SE	686	55,255
Merck KGaA	1,954	208,278
Metro AG	4,688	79,656
SAP SE	853	109,959
Siemens AG	1,608	192,803
Volkswagen AG, PFC Shares	598	104,412

		$2,770,387

Hong Kong — 1.0%
AIA Group, Ltd.	8,902	$91,151
CK Infrastructure Holdings, Ltd.	5,000	40,548
CLP Holdings, Ltd.	6,500	73,773
Galaxy Entertainment Group, Ltd.	12,000	89,871
HKT Trust and HKT, Ltd.	39,000	60,466
Melco Resorts & Entertainment, Ltd. ADR	2,916	73,192
MGM China Holdings, Ltd.	18,000	37,158
Sands China, Ltd.	10,000	55,042

Security	Shares	Value
SJM Holdings, Ltd.	18,000	$21,765
Wynn Macau, Ltd.	29,600	85,164

		$628,130

Italy — 0.9%
Enel SpA	30,916	$195,765
Eni SpA	13,806	235,270
Intesa Sanpaolo SpA	62,770	164,459

		$595,494

Japan — 10.5%
ABC-Mart, Inc.	1,000	$62,150
Ain Holdings, Inc.	500	39,772
Ajinomoto Co., Inc.	2,700	43,685
Asahi Group Holdings, Ltd.	1,100	47,964
Chubu Electric Power Co., Inc.	4,300	62,529
COSMOS Pharmaceutical Corp.	300	47,958
Daifuku Co., Ltd.	1,000	61,521
Daito Trust Construction Co., Ltd.	600	80,342
Electric Power Development Co., Ltd.	1,400	32,544
FANUC Corp.	800	150,300
Fujitsu, Ltd.	200	14,683
Hikari Tsushin, Inc.	200	37,082
Hitachi Construction Machinery Co., Ltd.	2,700	72,505
Hokuriku Electric Power Co.(1)	2,100	15,616
Honda Motor Co., Ltd.	5,200	145,095
Inpex Corp.	3,900	37,942
ITOCHU Corp.	6,300	113,674
Japan Prime Realty Investment Corp.	17	67,969
Japan Real Estate Investment Corp.	13	72,061
Japan Retail Fund Investment Corp.	49	93,631
JGC Corp.	2,400	34,580
JXTG Holdings, Inc.	8,800	42,814
Kajima Corp.	4,600	68,274
KDDI Corp.	7,600	175,161
Komatsu, Ltd.	3,600	92,989
Kose Corp.	600	112,396
MINEBEA MITSUMI, Inc.	3,700	65,988
Mitsubishi Chemical Holdings Corp.	4,500	32,083
Mitsubishi Corp.	4,700	129,474
Mitsubishi Estate Co., Ltd.	5,200	87,932
Mitsubishi Motors Corp.	4,500	25,270
Mitsubishi Tanabe Pharma Corp.	3,000	37,761
Mitsubishi UFJ Financial Group, Inc.	91,900	455,964
Mitsui Chemicals, Inc.	2,600	63,913
Mitsui Fudosan Co., Ltd.	2,200	50,956
Mizuho Financial Group, Inc.	205,400	320,779
Murata Manufacturing Co., Ltd.	1,200	60,256
Nippon Prologis REIT, Inc.	20	42,950
Nippon Telegraph & Telephone Corp.	3,100	128,986
Nissan Motor Co., Ltd.	5,900	47,365
Nomura Real Estate Master Fund, Inc.	31	45,422
NSK, Ltd.	4,600	47,811
NTT Data Corp.	1,100	12,827
NTT DoCoMo, Inc.	7,200	156,352
Obayashi Corp.	9,400	92,408

Security	Shares	Value
Omron Corp.	700	$37,600
Ono Pharmaceutical Co., Ltd.	5,000	93,926
Panasonic Corp.	6,200	57,091
Pola Orbis Holdings, Inc.	2,500	78,915
Qol Holdings Co., Ltd.	2,200	33,422
Rakuten, Inc.	4,000	44,750
Resona Holdings, Inc.	28,742	122,013
Seven & i Holdings Co., Ltd.	3,300	114,204
Shimizu Corp.	7,700	65,953
Shin-Etsu Chemical Co., Ltd.	500	47,362
Shionogi & Co., Ltd.	800	46,730
Shiseido Co., Ltd.	900	70,792
SMC Corp.	100	41,766
Sony Corp.	4,200	211,546
Subaru Corp.	2,200	53,911
Sumitomo Chemical Co., Ltd.	10,100	50,389
Sumitomo Mitsui Financial Group, Inc.	14,400	523,385
Sumitomo Realty & Development Co., Ltd.	1,100	40,667
Sundrug Co., Ltd.	1,900	50,940
Suzuki Motor Corp.	1,500	68,450
Taiheiyo Cement Corp.	1,800	58,048
Taisei Corp.	1,100	48,400
Takeda Pharmaceutical Co., Ltd.	4,200	154,987
THK Co., Ltd.	2,000	52,888
Tokyo Electric Power Co. Holdings, Inc.(1)	10,000	56,484
Tokyo Gas Co., Ltd.	2,500	63,605
Tokyu Fudosan Holdings Corp.	11,400	64,317
Tosoh Corp.	2,700	43,534
Toyota Industries Corp.	1,100	62,352
Toyota Motor Corp.	5,000	309,552
Tsuruha Holdings, Inc.	400	34,090
United Urban Investment Corp.	52	83,020
Welcia Holdings Co., Ltd.	1,200	47,301
Yahoo! Japan Corp.	16,400	43,779
Yaskawa Electric Corp.	1,800	67,010

		$6,772,913

Luxembourg — 0.1%
ArcelorMittal	2,651	$57,675

		$57,675

Netherlands — 0.9%
ABN AMRO Group NV(2)	2,940	$69,244
Aegon NV	13,316	69,511
ING Groep NV	15,619	199,299
Unilever NV	2,559	154,831
Wolters Kluwer NV	1,606	112,095

		$604,980

Norway — 0.5%
DNB ASA	2,260	$43,458
Equinor ASA	7,029	156,688
Telenor ASA	5,333	107,203

		$307,349

Security	Shares	Value
Singapore — 0.6%
Ascendas Real Estate Investment Trust	42,000	$92,777
CapitaLand Mall Trust	28,000	49,856
CapitaLand, Ltd.	14,000	36,380
City Developments, Ltd.	10,000	65,822
Singapore Telecommunications, Ltd.	12,000	27,732
Suntec Real Estate Investment Trust	49,000	66,650
UOL Group, Ltd.	12,000	66,975

		$406,192

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	22,553	$137,142
Iberdrola SA	21,985	199,786
Mapfre SA	12,832	38,550
Repsol SA	11,779	199,874
Telefonica SA	21,438	178,736

		$754,088

Sweden — 0.3%
Atlas Copco AB, Class B	1,374	$39,134
Essity AB, Class B	1,999	59,272
Telia Co. AB	19,386	82,595
Volvo AB, Class B	2,383	38,191

		$219,192

Switzerland — 3.6%
Adecco Group AG	1,138	$65,381
Alcon, Inc.(1)	1,037	59,719
Barry Callebaut AG	41	75,175
Geberit AG	281	117,826
Kuehne & Nagel International AG	266	38,664
Nestle SA	6,852	659,694
Novartis AG	6,095	499,425
Roche Holding AG PC	2,080	548,836
Swisscom AG	311	144,912
Zurich Insurance Group AG	355	113,163

		$2,322,795

United Kingdom — 6.5%
Anglo American PLC	4,902	$127,205
Antofagasta PLC	6,329	75,238
Associated British Foods PLC	2,302	76,892
Aviva PLC	13,742	77,177
Barratt Developments PLC	8,864	69,732
BP PLC	48,987	356,219
British American Tobacco PLC	8,076	316,167
BT Group PLC	66,631	198,828
Carnival PLC	775	41,086
Coca-Cola European Partners PLC	2,514	134,725
Diageo PLC	5,228	220,401
HSBC Holdings PLC	50,412	439,238
Imperial Brands PLC	5,904	187,855
Legal & General Group PLC	34,749	126,366
Lloyds Banking Group PLC	294,027	240,466
National Grid PLC	14,609	160,055
Rio Tinto PLC	4,726	275,710
Rolls-Royce Holdings PLC	4,794	57,411

Security	Shares	Value
Rolls-Royce Holdings PLC, C Shares	340,374	$444
Royal Dutch Shell PLC, Class A	11,507	366,629
Royal Mail PLC	16,312	53,823
Smith & Nephew PLC	5,716	110,504
Tesco PLC	38,667	126,156
Unilever PLC	1,457	88,316
Vodafone Group PLC	129,906	240,959

		$4,167,602

United States — 50.8%
Abbott Laboratories	4,240	$337,334
Accenture PLC, Class A	3,346	611,214
AES Corp. (The)	24,991	427,846
Aflac, Inc.	8,216	413,922
Allstate Corp. (The)	2,071	205,153
Altria Group, Inc.	7,800	423,774
Ameren Corp.	2,025	147,359
American Electric Power Co., Inc.	2,793	238,941
American Express Co.	3,208	376,074
Amgen, Inc.	896	160,671
Aon PLC	1,211	218,150
Apple, Inc.	4,507	904,420
Archer-Daniels-Midland Co.	2,969	132,417
Arthur J. Gallagher & Co.	2,420	202,360
AT&T, Inc.	3,572	110,589
AutoZone, Inc.(1)	302	310,550
Bank of America Corp.	24,318	743,645
Biogen, Inc.(1)	560	128,374
Broadcom, Inc.	803	255,675
Brookfield Property Partners, Ltd.	5,506	114,910
Celanese Corp.	1,814	195,713
Centene Corp.(1)	3,084	159,011
Chevron Corp.	5,306	637,038
Cigna Corp.	2,709	430,298
Cisco Systems, Inc.	9,352	523,244
Citigroup, Inc.	6,441	455,379
Comcast Corp., Class A	18,453	803,259
Concho Resources, Inc.	2,082	240,221
ConocoPhillips	2,386	150,604
Cummins, Inc.	1,069	177,764
CVS Health Corp.	6,421	349,174
Dollar General Corp.	3,656	460,985
Dow, Inc.(1)	2,530	143,527
DowDuPont, Inc.	7,592	291,912
DTE Energy Co.	1,386	174,234
Eastman Chemical Co.	1,827	144,114
Eli Lilly & Co.	295	34,527
Entergy Corp.	2,067	200,292
EOG Resources, Inc.	3,411	327,627
Equity Residential	3,106	237,361
Essex Property Trust, Inc.	772	218,090
Estee Lauder Cos., Inc. (The), Class A	1,378	236,754
Everest Re Group, Ltd.	298	70,179
Exelon Corp.	6,298	320,883
Exxon Mobil Corp.	10,435	837,722

Security	Shares	Value
Fifth Third Bancorp	7,907	$227,880
Freeport-McMoRan, Inc.	27,171	334,475
Garmin, Ltd.	2,361	202,432
HCA Healthcare, Inc.	1,362	173,287
HCP, Inc.	7,081	210,872
Hershey Co. (The)	1,145	142,953
Hewlett Packard Enterprise Co.	10,540	166,637
Honeywell International, Inc.	1,075	186,652
HP, Inc.	10,536	210,193
Ingersoll-Rand PLC	1,585	194,337
Intel Corp.	8,751	446,651
Johnson & Johnson	8,624	1,217,709
JPMorgan Chase & Co.	8,204	952,074
KeyCorp	12,530	219,902
Kroger Co. (The)	6,083	156,820
LyondellBasell Industries NV, Class A	1,391	122,728
Marathon Oil Corp.	8,747	149,049
Mastercard, Inc., Class A	1,545	392,801
McDonald’s Corp.	1,152	227,601
Medtronic PLC	4,997	443,784
Merck & Co., Inc.	5,964	469,426
Microsoft Corp.	6,927	904,666
Mondelez International, Inc., Class A	5,979	304,032
Nasdaq, Inc.	877	80,859
Newmont Goldcorp Corp.	8,450	262,457
O’Reilly Automotive, Inc.(1)	762	288,470
Occidental Petroleum Corp.	4,960	292,045
Pfizer, Inc.	16,693	677,903
Philip Morris International, Inc.	3,759	325,379
Phillips 66	1,566	147,627
Pioneer Natural Resources Co.	1,033	171,953
PNC Financial Services Group, Inc. (The)	2,238	306,449
Procter & Gamble Co. (The)	5,849	622,802
Progressive Corp. (The)	5,802	453,426
PulteGroup, Inc.	7,010	220,535
Realty Income Corp.	3,899	272,969
Regeneron Pharmaceuticals, Inc.(1)	494	169,511
Ross Stores, Inc.	2,544	248,447
Starbucks Corp.	3,223	250,363
SunTrust Banks, Inc.	3,627	237,496
Sysco Corp.	5,365	377,535
Tractor Supply Co.	3,790	392,265
Tyson Foods, Inc., Class A	3,724	279,337
U.S. Bancorp	6,023	321,146
UDR, Inc.	4,596	206,590
Ulta Beauty, Inc.(1)	1,177	410,750
Universal Health Services, Inc., Class B	2,837	359,930
Ventas, Inc.	2,961	180,947
Verizon Communications, Inc.	17,422	996,364
Walmart, Inc.	3,741	384,724
Walt Disney Co. (The)	4,253	582,533
Waste Management, Inc.	3,628	389,430
Welltower, Inc.	2,575	191,915

Security	Shares	Value
Xcel Energy, Inc.	3,889	$219,729
Zoetis, Inc.	2,065	210,300

		$32,872,437

Total Common Stocks (identified cost $54,274,131)		$60,358,866

Short-Term Investments — 4.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(4)	3,046,303	$3,046,303

Total Short-Term Investments (identified cost $3,046,332)		$3,046,303

Total Investments — 98.0% (identified cost $57,320,463)		$63,405,169

Other Assets, Less Liabilities — 2.0%		$1,314,346

Net Assets — 100.0%		$64,719,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $235,955 or 0.4% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $83,760.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.7%	$10,143,262
Health Care	12.8	8,290,056
Consumer Staples	10.5	6,775,488
Consumer Discretionary	9.2	5,924,775
Energy	8.9	5,758,478
Materials	8.3	5,398,881
Information Technology	7.3	4,717,836
Communication Services	7.1	4,621,363
Industrials	4.7	3,030,030
Utilities	4.5	2,890,761
Real Estate	4.3	2,807,936
Short-Term Investments	4.7	3,046,303

Total Investments	98.0%	$63,405,169

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	262,954	USD	186,457	State Street Bank and Trust Company	6/19/19	$—	$(874)
CAD	657,513	USD	491,979	State Street Bank and Trust Company	6/19/19	—	(578)
CAD	246,184	USD	184,626	State Street Bank and Trust Company	6/19/19	—	(637)
CAD	256,442	USD	192,369	State Street Bank and Trust Company	6/19/19	—	(714)
CHF	165,749	USD	163,178	State Street Bank and Trust Company	6/19/19	237	—
DKK	1,228,964	USD	187,251	State Street Bank and Trust Company	6/19/19	—	(1,800)
EUR	172,020	USD	195,238	State Street Bank and Trust Company	6/19/19	—	(1,513)
EUR	401,299	USD	456,555	State Street Bank and Trust Company	6/19/19	—	(4,620)
EUR	804,070	USD	919,442	State Street Bank and Trust Company	6/19/19	—	(13,913)
EUR	2,681,721	USD	3,047,271	State Street Bank and Trust Company	6/19/19	—	(27,166)
GBP	282,582	USD	372,783	State Street Bank and Trust Company	6/19/19	—	(3,355)
GBP	646,037	USD	852,255	State Street Bank and Trust Company	6/19/19	—	(7,672)
JPY	36,802,771	USD	334,342	State Street Bank and Trust Company	6/19/19	—	(2,660)
JPY	84,426,254	USD	765,148	State Street Bank and Trust Company	6/19/19	—	(4,264)
SEK	3,927,310	USD	421,951	State Street Bank and Trust Company	6/19/19	—	(6,849)
USD	1,916,195	AUD	2,700,578	State Street Bank and Trust Company	6/19/19	10,237	—
USD	3,676,165	CAD	4,906,302	State Street Bank and Trust Company	6/19/19	9,375	—
USD	896,090	CHF	895,284	State Street Bank and Trust Company	6/19/19	13,416	—
USD	1,708,672	EUR	1,503,807	State Street Bank and Trust Company	6/19/19	15,112	—
USD	515,354	GBP	388,829	State Street Bank and Trust Company	6/19/19	7,027	—
USD	232,280	HKD	1,818,821	State Street Bank and Trust Company	6/19/19	268	—
USD	52,713	JPY	5,840,787	State Street Bank and Trust Company	6/19/19	73	—
USD	1,045,021	JPY	116,462,975	State Street Bank and Trust Company	6/19/19	—	(4,591)
USD	255,146	SGD	345,270	State Street Bank and Trust Company	6/19/19	1,092	—
USD	159,982	CNY	1,075,589	State Street Bank and Trust Company	6/26/19	253	—

						$57,090	$(81,206)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	9	Long	6/21/19	$348,827	$24,505
FTSE China A50 Index	19	Long	5/30/19	259,486	364
MSCI Emerging Markets Index	30	Long	6/21/19	1,620,300	22,567
Nikkei 225 Index	15	Long	6/13/19	1,505,454	58,123

					$105,559

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

FTSE China A50 Index: Free-float adjusted, liquidity-screened index comprising the largest 50 A-share companies by full market capitalization of the securities listed on the Shanghai and Shenzhen Stock Exchanges.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt
PC	-	Participation Certificate
PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro

GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$105,559	$—

Total		$105,559	$—

Foreign Exchange	Forward foreign currency exchange contracts	57,090	(81,206)

Total		$57,090	$(81,206)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$73,192	$9,569,604	$—	$9,642,796
Developed Europe	194,888	14,868,977	—	15,063,865
North America	35,652,205	—	—	35,652,205
Total Common Stocks	$35,920,285	$24,438,581 *	$—	$60,358,866
Short-Term Investments	$—	$3,046,303	$—	$3,046,303
Total Investments	$35,920,285	$27,484,884	$—	$63,405,169
Forward Foreign Currency Exchange Contracts	$—	$57,090	$—	$57,090
Futures Contracts	80,690	24,869	—	105,559
Total	$36,000,975	$27,566,843	$—	$63,567,818

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(81,206)	$—	$(81,206)
Total	$—	$(81,206)	$—	$(81,206)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.